Balances and Transactions with Related Parties - Schedule of Profit and Loss Data (Details) - Related Parties [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit and Loss Data [Line Items]
Cost of revenue	$ 233	$ 233	$ 107
Research and development expenses	78	421	182
Selling and marketing expenses	733	2,796	330
General and administrative expenses	$ 806	$ 1,074	$ 295